Filed with the Securities and Exchange Commission on December 29, 2021

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 292

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 295

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome, LLP 1271 Avenue of the Americas New York, NY 10020	Richard A. Malinowski Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on January 28, 2022 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 279 (“PEA 279”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 282 under the Investment Company Act of 1940, as amended, was filed by the Registrant pursuant to Rule 485(a)(2) on August 20, 2021 via EDGAR (Accession No. 0001580642-21-003886) with respect to the Regents Park S&P 500 Hedged ETF and was scheduled to become automatically effective on November 3, 2021.

Post-Effective Amendment No. 286 under the 1933 Act and Amendment No. 289 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on October 29, 2021 via EDGAR (Accession No. 0001580642-21-005093) for the purpose of designating December 3, 2021 as the new effective date of PEA 279.

Post-Effective Amendment No. 290 under the 1933 Act and Amendment No. 293 under the 1940 Act was filed by the Registrant pursuant to Rule 485(b)(1)(iii) on December 1, 2021 via EDGAR (Accession No. 0001580642-21-005632) for the purpose of designating December 31, 2021 as the new effective date of PEA 279.

This Post-Effective Amendment No. 292 under the 1933 Act and Amendment No. 295 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 28, 2022 as the new effective date of PEA 279. This Post-Effective Amendment No. 292 incorporates by reference the information contained in Parts A, B and C of PEA 279.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 292 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 29th day of December, 2021.

Two Roads Shared Trust

By:

Jim Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	December 29, 2021
Mark Garbin*	_________________________ Trustee	December 29, 2021
Neil M. Kaufman*	_________________________ Trustee	December 29, 2021
Anita K. Krug*	_________________________ Trustee	December 29, 2021
James Colantino*	_________________________ President and Principal Executive Officer	December 29, 2021
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	December 29, 2021

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact

* Pursuant to Powers of Attorney previously filed.